PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,507	$ 5,839
Less: accumulated depreciation	(4,185)	(3,457)
Total property and equipment, net	2,322	2,382
Depreciation and amortization	728	623	$ 680
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,445	1,334
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	709	670
Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,020	2,592
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,333	$ 1,243